Consolidated Statements of Changes In Equity - USD ($)	Share capital - ordinary share	Share capital - preference share	Advance receipts for share capital	Additional paid in capital in excess of par value of ordinary share	Employee share options	Accumulated deficit	Financial statements translation differences of foreign operations	Treasury shares	Additional paid in capital-treasury share transactions	Additional paid in capital in excess of par value of preference share	Total
Balance at Dec. 31, 2020	$ 6,153,300	$ 5,844,892		$ 222,644	$ 1,099,795	$ (919,358)	$ 1,589,211	$ (30,000)	$ 935,731	$ 38,603,627	$ 53,499,842
Profit (loss) for the year						(8,548,294)					(8,548,294)
Other comprehensive income (loss)						13,087	453,007				466,094
Total comprehensive income (loss) for the year						(8,535,207)	453,007				(8,082,200)
Exercise of share options	37,800		33,720	138,590	(74,590)						135,520
Expiration of share options				125,530	(125,530)
Employee share option plans					375,941						375,941
Balance at Dec. 31, 2021	6,191,100	5,844,892	33,720	486,764	1,275,616	(9,454,565)	2,042,218	(30,000)	935,731	38,603,627	45,929,103
Profit (loss) for the year						(87,537,224)					(87,537,224)
Other comprehensive income (loss)						7,409	(1,672,040)				(1,664,631)
Total comprehensive income (loss) for the year						(87,529,815)	(1,672,040)				(89,201,855)
Issuance of ordinary shares	6,000		(33,720)	26,470							(1,250)
Expiration of share options				179,392	(179,392)
Employee share option plans					346,122						346,122
Conversion of preference shares to ordinary shares	6,627,412	(5,813,247)		37,789,462						(38,603,627)
Capital recapitalization	(12,812,331)			12,812,331
Capital reorganization	949			101,268,486					(937,376)		100,332,059
Cancellation of ordinary shares	(6,000)			(4,600)							(10,600)
Cancellation of treasury shares		(31,645)						30,000	1,645
Exercise of warrants	6			729,738							729,744
Purchase of treasury shares								(29,580,140)			(29,580,140)
Balance at Dec. 31, 2022	7,136			153,288,043	1,442,346	(96,984,380)	370,178	(29,580,140)			28,543,183
Profit (loss) for the year						13,495,614					13,495,614
Other comprehensive income (loss)						89,457	584,840				674,297
Total comprehensive income (loss) for the year						13,585,071	584,840				14,169,911
Expiration of share options				881,689	(881,689)
Employee share option plans					203,676						203,676
Share-based payment for professional services	13			695,662							695,675
Exercise of convertible preference shares	560			5,214,402							5,214,962
Issuance of restricted share units	99			873,401							873,500
Exercise of warrants	38			4,450,788							4,450,826
Balance at Dec. 31, 2023	$ 7,846			$ 165,403,985	$ 764,333	$ (83,399,309)	$ 955,018	$ (29,580,140)			$ 54,151,733